Accounts Receivable and Accounts Payable and Accrued Expenses (Details) - Centennial Resource Production, LLC (Centennial OpCo) and Celero Energy Company, L.P. - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Summary of Accounts receivable, net
Oil and natural gas	$ 5,789	$ 9,116
Joint interest billings	1,514	11,116
Hedge settlements	3,956	3,141
Other	1,844
Allowance for doubtful accounts	(91)	(256)
Accounts receivable, net	13,012	23,117
Summary of Accounts payable and accrued expenses
Accounts payable	1,827	30,224
Accrued capital expenditures	11,700	59,675
Revenues payable	3,439	7,566
Other	3,019	3,830
Accounts payable and accrued expenses	$ 19,985	$ 101,295